Note 5 - Land, Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
		Buildings and	Office	Right-of-Use Assets (Office and) warehouse	Exploration
		Camp Structures	Equipment	space)	Equipment	Vehicles	Total
	Land	($)	($)	($)	($)	($)	($)
Cost
Balance at November 30, 2018	1,008,891	1,170,394	123,225	-	341,800	367,512	3,011,822
Disposal of equipment	-	-	-	-	(31,471)	-	(31,471)
Change in reclamation estimate	-	6,720	-	-	-	-	6,720
Impact of foreign currency translation	(910)	(1,056)	(5,971)	-	(3,447)	(2,034)	(13,418)
Balance at November 30, 2019	1,007,981	1,176,058	117,254	-	306,882	365,478	2,973,653
Initial recognition of IFRS 16 (note 3.2)	-	-	-	65,794	-	-	65,794
Additions (1)	42,715	-	36,397	132,992	-	-	212,104
Disposal of equipment	-	-	(1,388)	-	(61,577)	-	(62,965)
Change in reclamation estimate		4,543					4,543
Impact of foreign currency translation	(22,795)	(25,488)	(14,705)	(1,579)	(13,331)	(11,543)	(89,441)
Balance at November 30, 2020	1,027,901	1,155,113	137,558	197,207	231,974	353,935	3,103,688

Accumulated Depreciation
Balance at November 30, 2018	-	325,537	118,386	-	270,206	270,690	984,819
Disposal of equipment	-	-	-	-	(31,471)	-	(31,471)
Depreciation	-	112,317	1,336	-	41,718	58,041	213,412
Impact of foreign currency translation	-	(295)	(5,967)	-	(3,381)	(1,947)	(11,590)
Balance at November 30, 2019	-	437,559	113,755	-	277,072	326,784	1,155,170
Disposal of equipment	-	-	(1,388)	-	(61,577)	-	(62,965)
Depreciation	-	96,473	8,827	102,203	28,508	39,152	275,163
Impact of foreign currency translation	-	(12,675)	(14,387)	(1,639)	(13,628)	(12,001)	(54,330)
Balance at November 30, 2020	-	521,357	106,807	100,564	230,375	353,935	1,313,038

Net Book Value
At November 30, 2019	1,007,981	738,499	3,499	-	29,810	38,694	1,818,483
At November 30, 2020	1,027,901	633,756	30,751	96,643	1,599	-	1,790,650